Risk management (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management
Net Interest Margin	R$ 954	R$ 553	R$ 432
Market Value of Equity	2,154	1,675	1,771
VaR	R$ 971	R$ 791	R$ 1,365